BUSINESS COMBINATIONS AND ASSET ACQUISITION (Details Narrative) - JPY (¥) ¥ in Thousands				1 Months Ended
	Oct. 20, 2023	Sep. 14, 2022	Feb. 28, 2022	Oct. 31, 2023	Dec. 15, 2023	Sep. 13, 2022	Apr. 27, 2022	Dec. 31, 2021
SYLA Solar Co., Ltd. [Member]
Business Acquisition [Line Items]
Ownership percent			100.00%
SYLA Brain Co., Ltd. [Member]
Business Acquisition [Line Items]
Ownership percent							5.00%	67.00%
SYLA Biotech Co., Ltd. [Member]
Business Acquisition [Line Items]
Purchase consideration		¥ 10,000
Ownership percent		60.00%			40.00%	50.00%
Purchase consideration		599
Cash consideration		¥ 5,990
SYLA Biotech Co., Ltd. [Member] | Maximum [Member]
Business Acquisition [Line Items]
Ownership percent		60.00%
ietty Rental Brokerage Services [Member]
Business Acquisition [Line Items]
Purchase consideration				¥ 89,886
ETP Inc [Member]
Business Acquisition [Line Items]
Purchase consideration	¥ 5,800
SYLA Solar Co., Ltd. [Member]
Business Acquisition [Line Items]
Purchase consideration			¥ 610,000